The Company’s Share-based Compensation Plan (Details Narrative) - ARS ($) $ in Millions		12 Months Ended
	Apr. 14, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of treasury share	142,040
Salaries and social security taxes		$ 65
Long Term Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Treasury shares acquired		6,991,651